SALARIES AND SOCIAL SECURITY PAYABLES - Payables (Details) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current
Salaries, annual complementary salaries, vacation and bonuses	$ 7,363	$ 6,726
Social security payables	1,858	1,969
Termination benefits	720	455
Total current salaries and security payables	9,941	9,150
Non-current
Termination benefits	861	534
Total non-current salaries and security payables	861	534
Total salaries and social security payables	$ 10,802	$ 9,684